Accrued liabilities	6 Months Ended
Jun. 30, 2016
Accrued liabilities
Accrued liabilities

5. Accrued liabilities

Accrued liabilities consist of the following (in thousands):

	June 30,	December 31,
	2016	2015
Consulting and professional fees	$1,851	$1,288
Employee compensation	860	1,172
Other	158	225
Total accrued liabilities	$2,869	$2,685